Leases - Summary of Maturities of lease liabilities (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Leases
2026	¥ 74,403
2027	61,977
2028	80,936
2029	83,753
2030	81,810
2031 and thereafter	388,828
Total future undiscounted lease payments	771,707
Less: imputed interest	167,298
Total present value of lease liabilities	¥ 604,409